Going Concern and Liquidity (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Going Concern and Liquidity [Abstract]
Net loss	$ (986,232)	$ (484,160)	$ (1,880,411)	$ (665,211)	$ (2,466,039)	$ (151,235)
Accumulated deficit	$ (4,921,276)		$ (4,921,276)		$ (3,040,865)	$ (574,826)